AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 24, 2013

FILE NO.  033-02610

FILE NO.  811-04550

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933  ☒

Post-Effective Amendment No.  119 ☒

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No.  122

THE MAINSTAY FUNDS

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. MainStay Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on June 17, 2013 pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on ________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 119 to the Registration Statement of The MainStay Funds (“Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933 (“1933 Act”), solely for the purpose of delaying until June 17, 2013, the effectiveness of the registration statement for Class R6 shares of the MainStay High Yield Corporate Bond Fund and MainStay Large Cap Growth Fund filed in Post-Effective Amendment No. 118 on March 29, 2013, pursuant to paragraph (a)(1) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 119 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 118. This Post-Effective Amendment No. 119 does not affect the currently effective Prospectuses and Statement of Additional Information for the other series and classes of the Registrant’s shares.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

a.	Declaration of Trust
1.	Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 – Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*
2.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*
3.	Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*
4.	Form of Declaration of Trust as Amended and Restated December 31, 1994 – Previously filed as Exhibit a (4) to Post-Effective Amendment No. 53*
5.	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*
6.	Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*
7.	Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38*
8.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 47*
9.	Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51*
10.	Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (11) to Post-Effective Amendment No. 51*
11.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55*
12.	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund – Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58*
13.	Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65*
14.	Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65*
15.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share – Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65*
16.	Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74*
17.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 74*
18.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 74*
19.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(19) to Post-Effective Amendment No. 74*
20.	Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(20) to Post-Effective Amendment No. 80*
21.	Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit 1(a) to Registrant’s Form N-14 filed with the Commission on August 10, 2007*
22.	Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share – Previously filed as Exhibit (a)(22) to Post-Effective Amendment No. 93*
23.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Small Cap Value) – Previously filed as Exhibit (a)(23) to Post-Effective Amendment No. 106*
24.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Institutional Bond) – Previously filed as Exhibit (a)(24) to Post-Effective Amendment No. 106*
25.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Value) – Previously filed as Exhibit (a)(25) to Post-Effective Amendment No. 106*
26.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Mid Cap Growth) – Previously filed as Exhibit (a)(26) to Post-Effective Amendment No. 106*

27.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Small Cap Growth) – Previously filed as Exhibit (a)(27) to Post-Effective Amendment No. 106*
28.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Mid Cap Value) – Previously filed as Exhibit (a)(28) to Post-Effective Amendment No. 106*
29.	Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Capital Appreciation) – Previously filed as Exhibit (a)(29) to Post-Effective Amendment No. 106*
30.	Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share (Total Return) – Previously filed as Exhibit (a)(30) to Post-Effective Amendment No. 106*

b.	By-Laws

1.	Amended and Restated By-Laws dated February 12, 2007 – Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 91*

c.	Instruments Defining Rights of Security Holders

1.	See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated December 31, 1994 (See above)

d.	Investment Advisory Contracts

1.	Amended and Restated Management Agreement dated February 28, 2012 between The MainStay Funds and New York Life Investment Management LLC – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 110*

2.	Subadvisory Agreements

(a)	Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 97*
i.	Amendment dated October 16, 2009 – Previously filed as Exhibit (d)(2)(1) to Post-Effective Amendment No. 100*
ii.	Amendment dated November 1, 2009 – Previously filed as Exhibit (d)(2)(m) to Post-Effective Amendment No. 100*
iii.	Amendment dated August 1, 2010 (High Yield Corporate Bond Fund) – Previously filed as Exhibit (d)(2)(o) to Post-Effective Amendment No. 107*
(b)	Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. dated December 26, 2008 – Previously filed as Exhibit (6)(3) to the Registrant’s Registration Statement on Form N-14 with respect to the Large Cap Growth Fund on July 17, 2009*
i.	Amendment dated July 1, 2010 – Previously filed as Exhibit (d)(2)(n) to Post-Effective Amendment No. 106*
ii.	Amendment dated December 14, 2011 – Previously filed as Exhibit (d)(2)(q) to Post-Effective Amendment No. 110*
(c)	Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008 – Previously filed as Exhibit d (2)(e) to Post-Effective Amendment No. 95*
(d)	Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 – Previously filed as Exhibit (d)(2)(h) to Post-Effective Amendment No. 97*
i.	Amendment to the Subadvisory Agreement dated July 1, 2011between New York Life Investment Management LLC and Madison Square Investors LLC – Previously filed as Exhibit (d)(2)(s) to Post-Effective Amendment No. 110*
(e)	Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated April 29, 2011 – Previously filed as Exhibit (d)(2) to Post Effective Amendment No. 14 to the MainStay Funds Trust Registration Statement on February 27, 2012*
(f)	Assignment and Assumption Agreement between New York Life Investment Management LLC, MacKay Shields LLC and Madison Square Investors LLC dated July 1, 2011 – Previously filed as Exhibit (d)(2)(r) to Post Effective Amendment No. 110*
(g)	Subadvisory Agreement between New York Life Investment Management LLC and Markston International LLC dated December 15, 2011 – Previously filed as Exhibit (d)(2)(g) to Post-Effective Amendment No. 116* on February 28, 2013*

e.	Underwriting Contracts

1.	Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80*
2.	Form of Soliciting Dealer Agreement – Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 80*

f.	Bonus or Profit Sharing Contracts – Inapplicable

g.	Custodian Agreements

1.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
(a)	First Amendment to the Master Custodian Agreement dated April 29, 2011. – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on February 27, 2012.*
2.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
(a)	First Amendment to the Amended and Restated Master Delegation Agreement dated April 29, 2011 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on February 27, 2012.*

h.	Other Material Contracts

1.	Transfer Agency
(a)	Amended and Restated Transfer Agency and Service Agreement dated October 1, 2008 – Previously filed as Exhibit h (1)(a) to Post-Effective Amendment No. 96*
i.	Amendment dated April 24, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post -Effective Amendment No. 107*
ii.	Amendment dated October 16, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post -Effective Amendment No. 107*
iii.	Amendment dated October 23, 2009 – Previously filed as Exhibit (h)(1)(a)(iii) to Post -Effective Amendment No. 107*
iv.	Amendment dated October 30, 2009 – Previously filed as Exhibit (h)(1)(a)(iv) to Post -Effective Amendment No. 107*
v.	Amendment dated November 12, 2009 – Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*
vi.	Amendment dated November 24, 2009 – Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*
vii.	Amendment dated February 26, 2010 – Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*
viii.	Amendment dated March 30, 2010 – Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*
ix.	Amendment dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*
(b)	Amended and Restated Sub-Transfer Agency Agreement dated January 1, 2011 between NYLIM Service Company LLC and Boston Financial Data Services, Inc. – Previously filed as Exhibit h(1)(d) to Post-Effective Amendment No. 51*
2.	Amended and Restated Service Agreement with New York Life Benefit Services, Inc. – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80*
3.	Shareholder Services Plan (Class R1 shares) – Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80*
4.	Shareholder Services Plan (Class R2 shares) – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80*

5.	Shareholder Services Plan (Class R3 shares) – Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80*
6.	Form of Indemnification Agreement – Previously filed as Exhibit (h)(10) to Post-Effective Amendment No. 80*
7.	Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to MainStay Funds Trust’s Registration Statement on October 30, 2009*
(a)	Extension Agreement (with regard to Master Fund Sub-Accounting and Sub-Administration Agreement) between New York Life Investment Management LLC and State Street Bank & Trust Company dated January 31, 2008 – Previously filed with Pre-Effective Amendment No. 2 to MainStay Funds Trust’s Registration Statement on October 30, 2009*
8.	Amended and Restated Expense Limitation Agreement dated January 11, 2013 – Previously filed as Exhibit h(8) to Post Effective Amendment No. 116 on February 28, 2013*
i.	Legal Opinion
1.	Opinion and consent of counsel – To be filed by amendment

j.	Other Opinions
1.	Consent of Independent Registered Public Accounting Firm – To be filed by amendment

k.	Omitted Financial Statements – Inapplicable

l.	Initial Capital Agreements – Inapplicable

m.	Rule 12b-1 Plan
1.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80*
2.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80*
3.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) – Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80*
4.	Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) – Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80*
5.	Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) – Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80*
6.	Plan of Distribution pursuant to Rule 12b-1 (Investor Class shares) – Previously filed as Exhibit m(6) to Post-Effective Amendment No. 95*
7.	Revised Schedules A (as of November 24, 2009) to the Plans of Distribution pursuant to Rule 12b-1 for Class A shares, Class B shares, Class C shares, Class R2 shares, Class R3 shares and Investor Class shares – Previously filed as Exhibit (m)(7) to Post-Effective Amendment No. 106*

n.	Rule 18f-3 Plan - Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 –Previously filed as Exhibit (n) to Post-Effective Amendment No. 93*

1.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 – Previously filed as Exhibit (10)(g) to the Registrant’s Registration Statement on Form N-14 with respect to MainStay MAP Fund, MainStay Total Return Fund, and MainStay Large Cap Growth Fund on July 17, 2009*

o.	Reserved

p.	Codes of Ethics
1.	The MainStay Funds – Previously filed as Exhibit (p)(1) to Post-Effective Amendment No. 107*
2.	Markston International LLC as of January 2012 – Previously filed as Exhibit (p)(2) to Post Effective Amendment No. 110*.
3.	MacKay Shields LLC Amended and Restated Code of Ethics dated 11/09 – Previously filed as Exhibit (p)(3) to Post-Effective Amendment No. 107*
4.	Code of Ethics of New York Life Investment Management Holdings LLC – Previously filed as Exhibit (p)(3) to Post–Effective Amendment No. 63 of MainStay VP Funds Trust Registration Statement on January 11, 2012 *
5.	Institutional Capital LLC (f/k/a Institutional Capital Corporation) dated 10/2010 – Previously filed as Exhibit (p)(5) to Post-Effective Amendment No. 107*
6.	Nuveen Investments Inc. (Winslow Capital Management, Inc.) dated 1/2011 – Previously filed as Exhibit (p)(6) to Post-Effective Amendment No. 107*
7.	Code of Ethics of Epoch Investment Partners, Inc. – Previously filed as Exhibit (p)(7) to Post –Effective Amendment No. 116 on February 28, 2013.*

Other Exhibits:

1.	Powers of Attorney – Previously filed as Exhibits to Post-Effective Amendment No. 106*

* Incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article IV of The MainStay Funds’ (“Registrant’s”) Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

a.	by the court or other body approving the settlement or other disposition; or
b.	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

(ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds.

The list of officers and directors of New York Life Investments, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by New York Life Investments (SEC File No: 801-57396).

MACKAY SHIELDS

MacKay Shields LLC ("MacKay Shields") acts as the subadvisor for certain series of the Registrant.

The list of officers and directors of MacKay Shields, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MacKay Shields (SEC File No: 801-5594).

WINSLOW CAPITAL MANAGEMENT, LLC

Winslow Capital Management, LLC (“Winslow”) acts as the subadvisor for the MainStay Large Cap Growth Fund, a series of the Registrant.

The list of officers and directors of Winslow, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Winslow (SEC File No: 801-41316).

ITEM 32. PRINCIPAL UNDERWRITERS

a.	Inapplicable
b.	Inapplicable
c.	Inapplicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010; New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany NJ 07054; MacKay Shields LLC, 1345 Avenue of the Americas, New York, NY 10105; and Winslow Capital Management, LLC, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402. Records relating to the duties of the custodian for each series of MainStay Funds Trust are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111-2900. Records relating to the duties of the transfer agent of MainStay Funds Trust are maintained by Boston Financial Data Services, 2000 Crown Colony Drive, Quincy, MA 02169.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 119 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 24th day of May, 2013.

THE MAINSTAY FUNDS

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 119 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 24, 2013.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Peter Meenan*	Trustee and Chairman of the Board
Peter Meenan

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED